Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	BlackRock Sustainable Balanced Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000110055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2022
Prospectus Date	rr_ProspectusDate	Apr. 08, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A